Digital Assets Payables - Schedule of Movement of Digital Assets Payables (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Movement of Digital Assets Payables [Abstract]
At beginning of period/year	$ 148,926,971	$ 80,364,190
Entered during the period/year	518,532,279	886,549,417
Settled during the period/year	(449,485,244)	(738,523,271)
Unrealized fair value loss (gain) for period/year	33,899,922	(79,463,365)
At end of period/year	$ 251,873,928	$ 148,926,971